Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Impairments for obsolete inventories	$ 30,000	$ 177,000	$ 325,000